Other Intangible Assets, Other than Goodwill (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization	$ 2,508	$ 2,180	$ 2,198
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	2,909
Finite-Lived Intangible Assets, Amortization Expense, Year Two	953
Finite-Lived Intangible Assets, Amortization Expense, Year Three	783
Finite-Lived Intangible Assets, Amortization Expense, Year Four	783
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 783